Condensed Interim Consolidated Balance Sheets - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 37,306	$ 84,487
Account receivable	441,077	458,896
Prepaid expenses and other current assets	3,007	1,055
Total current assets	1,095,737	927,787
Non-current assets:
Leasehold improvements and equipment, net	11,737	16,371
Operating lease right-of-use assets	431,428	545,745
Total non-current assets	443,165	562,116
Total assets	1,538,902	1,489,903
Current liabilities:
Deferred revenue	194,357	306,785
Accounts payable, other payables and accruals	472,542	367,736
Short-term bank borrowings	2,757
Current operating lease liabilities	206,867	214,758
Amount due to related parties	922,919	704,980
Total current liabilities	1,799,442	1,594,259
Non-current liabilities:
Non-current operating lease liabilities	224,561	330,987
Total non-current liabilities	224,561	330,987
Total liabilities	2,024,003	1,925,246
Shareholders’ equity (deficit)
Share capital ($0.0001 par value, 302,734,900 shares issued and outstanding for the six months ended June 30, 2023 and the year ended December 31, 2022)	30,273	30,273
Additional paid-in capital	(1,140)	(1,140)
Foreign currency translation reserve	2,582	9,851
Retained (loss)	(549,253)	(472,503)
Non-controlling interest	32,437	(1,824)
Total shareholders’ equity (deficit)	(485,101)	(435,343)
Total liabilities and equity	1,538,902	1,489,903
Nonrelated Party [Member]
Current assets:
Related party receivable	301,058	383,349
Related Party [Member]
Current assets:
Related party receivable	313,289
Current liabilities:
Amount due to related parties	$ 922,919	$ 704,980